1. Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
1. Organization and Description of Business

VG Life Sciences Inc. (the “Company” or “VGLS”) was incorporated in California on July 11, 1995 and is in the development stage. The Company is engaged in research and development of therapeutic and diagnostic pharmaceutical and medical products. The Company was acquired by a publicly traded Delaware Corporation and became a reporting issuer on October 1, 2001. On November 5, 2001, this publicly traded company changed its name to Viral Genetics, Inc. On November 26, 2012, the Company’s name was changed to VG Life Sciences Inc. from Viral Genetics, Inc. The Company terminated registration with the SEC on March 24, 2009. The Company became a reporting issuer again on August 22, 2014. The Company’s fiscal year-end is December 31.

As of September 30, 2014, the Company has the following subsidiaries:

Subsidiary Name	Origination/ Acquisition Date	Ownership Percentage
V-Clip Pharmaceuticals	2008	100%
Carcinotek, Inc.	2008	100%
White Label Generics, Inc.	2008	49%
MetaCytolytics, Inc.	2009	100%
Viral Genetics Beijing, Ltd.	2009	100%
VG Energy, Inc. (“VGE”)	2010	81.65%

The various subsidiaries were organized or acquired to facilitate the use of the Company’s Targeted Peptide Technology (“TPT”) and Metabolic Disruption Technology (“MDT”). As of September 30, 2014 and December 31, 2013, all subsidiaries were inactive.

VG Life Sciences Inc. (the “Company” or “VGLS”), formerly Viral Genetics, Inc., was incorporated in California on July 11, 1995 and is in the development stage. The Company is engaged in research and development of therapeutic and diagnostic pharmaceutical and medical products. The Company was acquired by a publically traded Delaware Corporation and became a reporting issuer on October 1, 2001. On November 5, 2001, the publically traded company changed its name to Viral Genetics, Inc. On November 26, 2012, the Company’s name was changed to VG Life Sciences, Inc. The Company’s fiscal year-end is December 31.

As of December 31, 2013 and 2012, the Company has the following subsidiaries:

Subsidiary Name	Origination/Acquisition Date	Ownership Percentage
V-Clip Pharmaceuticals	2008	100%
Carcinotek, Inc.	2008	100%
White Label Generics, Inc.	2008	49%
MetaCytolytics, Inc.	2009	100%
Viral Genetics Beijing, Ltd.	2009	100%
VG Energy, Inc. (“VGE”)	2010	81.65%

The various subsidiaries were organized or acquired to facilitate the use of the Company’s Targeted Peptide Technology (“TPT”) and Metabolic Disruption Technology, (“MDT”). As of December 31, 2013 and 2012, these subsidiaries were inactive.